Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 1,374	$ 1,386	$ 1,162
Work-in-progress	100	203	158
Finished goods	165	119	84
Total	$ 1,639	$ 1,708	$ 1,404